Related party transactions - Summary of Remuneration Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-Executive Directors [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	[1]	€ 1.3	€ 1.3	€ 0.9
Executive Directors [Member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	[2]	0.9
Executive board [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	[3]	4.3	5.2	4.9
Key management [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation	[4]	27.9	27.7	27.5
Fixed compensation [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		13.8	16.0	16.8
Cash based variable compensation [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		4.6	4.0	3.6
Share based variable compensation [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		5.0	3.5	3.2
Pension contributions [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		3.1	3.0	2.8
Other benefits [member]
Disclosure of Remuneration Expenses [Line Items]
Key management personnel compensation		€ 1.3	€ 1.2	€ 1.1

[1]	Previously reported as ‘Supervisory Board’.
[2]	Classification established September 30, 2023. In 2023, this represents Mr. Lard Friese from October 1, 2023.
[3]	Classification ended September 30, 2023. In 2023, this represents Mr. Lard Friese and Mr. Matt Rider through September 30, 2023.
[4]	Key Management is inclusive of Non-Executive Directors, Executive Directors, also reported separately above and Executive Committee Members.